Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Loss Contingencies [Line Items]
Commitments and Contingencies

6.   Commitments and Contingencies:

The Company self-insures its product liability, automotive and workers’ compensation losses up to $250 per occurrence. General liability losses are self-insured up to $500 per occurrence. Catastrophic coverage has been purchased from third party insurers for occurrences in excess of $250 up to $60,000. The two risk areas involving the most significant accounting estimates are workers’ compensation and automotive liability. Actuarial valuations performed by the Company’s outside risk insurance expert were used by the Company’s management to form the basis for workers’ compensation and automotive liability loss reserves. The actuary contemplated the Company’s specific loss history, actual claims reported, and industry trends among statistical and other factors to estimate the range of reserves required. Risk insurance reserves are comprised of specific reserves for individual claims and additional amounts expected for development of these claims, as well as for incurred but not yet reported claims. The Company believes that the liability of approximately $2,520 recorded for such risks is adequate as of June 26, 2021.

As of June 26, 2021, the Company has provided certain vendors and insurers letters of credit aggregating $27,908 related to our product purchases and insurance coverage for product liability, workers’ compensation, and general liability.

The Company self-insures group health claims up to an annual stop loss limit of $250 per participant. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves. Provisions for losses expected under these programs are recorded based on an analysis of historical insurance claim data and certain actuarial assumptions. The Company believes that the liability of approximately $2,300 recorded for such risks is adequate as of June 26, 2021.

On June 3, 2019, The Hillman Group, Inc. (“Hillman Group”) filed a complaint for patent infringement against KeyMe, LLC (“KeyMe”), a provider of self-service key duplication kiosks, in the United States District Court for the Eastern District of Texas (Marshall Division). The case was assigned Civil Action No. 2:19-cv-0209. Hillman Group’s complaint alleges that KeyMe’s self-named and “Locksmith in a Box” key duplication kiosks infringe U.S. Patent Nos. 8,979,446 and 9,914,179, which are assigned to Hillman Group, and seeks damages and injunctive relief against KeyMe. After the United States Patent and Trademark Office issued U.S. Patent No. 10,400,474 to Hillman Group on September 3, 2019, Hillman Group filed a motion the same day to amend its initial complaint to add the new patent to the litigation. The Texas court granted the motion on September 13, 2019. KeyMe filed two motions in the case on July 25, 2019, the first seeking to dismiss Hillman Group’s complaint under Rule 12(b)(3) of the Federal Rules of Civil Procedure for improper venue, or in the alternative, to move the case from Marshall, Texas to the Southern District of New York. KeyMe’s second motion seeks to transfer the venue of the case from Texas to New York under 28 U.S.C. § 1404. Subsequently, Hillman Group filed a motion on September 4, 2019 to disqualify KeyMe’s counsel Cooley LLP from the litigation due to Cooley’s concurrent and prior representation of Hillman Group and predecessor-in-interest MinuteKey Holdings, Inc (“MinuteKey”). Hillman Group served its initial infringement contentions for the patents-in-suit on KeyMe on September 6, 2019, and KeyMe served its initial invalidity and unenforceability contentions for the patents-in-suit on Hillman Group on November 15, 2019. The parties filed a joint claim construction statement with the Court on January 31, 2020, setting forth the disputed constructions of terms and phrases recited in the asserted claims of the patents-in-suit. On February 14, 2020, the Court granted Hillman Group’s motion to disqualify Cooley LLP, and denied KeyMe’s pending venue-related motion to dismiss and motion to transfer without prejudice to refiling. The case was stayed until March 30, 2020 to permit KeyMe to retain new legal counsel. The parties filed a joint status report on March 25, 2020, and on March 27, 2020, the Texas Court set a new case schedule with a trial in early December 2020. On April 14, 2020, KeyMe re-filed a single motion to dismiss for improper venue, or in the alternative, to transfer the case to the Southern District of New York. After an oral hearing held on September 30, 2020, the Texas Court denied KeyMe’s motion to dismiss on November 13, 2020.

The Texas Court conducted a claim construction hearing in Marshall, TX, on June 23, 2020 to construe various disputed claim terms of the three patents-in-suit, and issued a claim construction order on July 2, 2020. On August 31, 2020, KeyMe filed two motions for partial summary judgment on portions of the case, and also filed a motion objecting to portions of the testimony of one of Hillman Group’s technical expert witnesses. At a pretrial conference held March 23, 2021, the Texas Court denied KeyMe’s motion to exclude expert testimony and KeyMe’s motion for summary judgment of no willful infringement in full. KeyMe’s motion for summary judgment of non-infringement relating to U.S. Patent No. 10,400,474 was granted in-part and denied in-part; Hillman Group was permitted to proceed with a theory of infringement under the doctrine of equivalents at trial.

On March 2, 2020, Hillman Group filed a second complaint for patent infringement against KeyMe in the same Texas Court, alleging that KeyMe’s key duplication kiosks infringe Hillman Group’s U.S. Patent No. 10,577,830. The case was assigned Civil Action No. 2:20-cv-0070. Hillman Group added a second patent to the case, U.S. Patent No. 10,628,813, upon that patent’s issuance on April 21, 2020. Upon issuance of U.S. Patent No. 10,737,336 to Hillman Group on August 10, 2020, Hillman Group moved for leave of Court to add that patent to the case; however, KeyMe opposed the motion.

KeyMe filed a motion to consolidate the two Texas patent cases involving KeyMe and Hillman Group on April 14, 2020. In addition, on April 30, 2020, KeyMe filed a substantially identical motion to dismiss the case for improper venue, or in the alternative, to transfer the case to the Southern District of New York. The Texas Court heard oral argument on the motion to consolidate, the motion to dismiss, and Hillman Group’s motion to add the ‘336 patent on September 30, 2020. On October 23, 2020, the Texas Court granted KeyMe’s motion to consolidate the two Texas cases, and granted Hillman Group’s motion to add the ‘336 patent. The Texas Court denied KeyMe’s motion to dismiss on November 13, 2020. On November 18, 2020, the Texas Court issued a new case schedule for the consolidated case, setting a trial date of April 5, 2021 for the six-patent case. The parties stipulated in November, 2020 that no new claim construction hearing would be held, and that selected constructions from the 2:19-cv-209 action that pertained to claims in the 2:20-cv-0070 action would govern. Fact discovery closed in the consolidated case on December 21, 2020, and expert discovery closed on January 22, 2021.

On January 25, 2021, KeyMe filed a second summary judgment motion for a judgment of no willful infringement, and also filed another motion objecting to portions of the testimony of one of Hillman Group’s technical expert witnesses. At a pretrial conference held March 23, 2021, the Texas Court denied both of KeyMe’s motions in full.

On September 9, 2020, the parties conducted a mediation before Ret. District Judge David Folsom of the U.S. District Court of the Eastern District of Texas. Though substantive discussion took place, no agreement on resolution of the litigation was reached.

A jury trial was held in the Texas case from April 5-12, 2021 in Marshall, Texas. On April 12, 2021, the jury returned a verdict that KeyMe did not infringe any of the six asserted patents, and several of the asserted claims were invalid. Final judgment was entered on April 13, 2021. Both parties filed renewed motions for judgment as a matter of law on issues they did not prevail on at trial on May 11, 2021, and Hillman Group additionally filed a motion for a new trial on the same date.

On August 16, 2019, KeyMe filed a complaint for patent infringement against Hillman Group in the United States District Court for the District of Delaware. KeyMe alleges that Hillman Group’s KeyKrafter key duplication machines and MinuteKey self-service key duplication kiosks infringe KeyMe’s U.S. Patent No. 8,682,468 when those machines are used in conjunction with Hillman Group’s KeyHero system. Hillman Group filed an answer to KeyMe’s complaint on October 23, 2019, and asserted counterclaims seeking declaratory judgments of invalidity and noninfringement of U.S. Patent No. 8,682,468. On May 4, 2020, the Delaware Court entered a scheduling order setting trial for November 2021. KeyMe served its initial infringement contentions on June 11, 2020, with Hillman Group serving its initial invalidity contentions on July 16, 2020. The Delaware Court held a claim construction hearing on November 24, 2020, and issued its claim construction order on January 25, 2021. Fact discovery closed in the Delaware case on January 28, 2021. KeyMe served its final infringement contentions on January 4, 2021; Hillman Group served its final invalidity contentions on January 18, 2021. Expert discovery closed on April 8, 2021. Following the close of discovery, Hillman Group filed a motion for summary judgment of noninfringement and no willful infringement in the case on April 15, 2021.

As of June 14, 2021, Hillman Group and KeyMe have globally resolved all pending legal disputes, including the Texas and Delaware district court actions discussed above.

On June 1, 2021, Hy-Ko Products Company LLC ("Hy-Ko"), a manufacturer of key duplication machines, filed a complaint for patent infringement against Hillman Group in the United States District Court for the Eastern District of Texas (Marshall Division). The case was assigned Civil Action No. 2:21-cv-0197. Hy-Ko's complaint alleges that Hillman's KeyKrafter and PKOR key duplication machines infringe U.S. Patent Nos. 9,656,332, 9,682,432, 9,687,920, and 10,421,113, which are assigned to Hy-Ko, and seeks damages and injunctive relief against Hillman Group. Hy-Ko's complaint additionally contains allegations of unfair competition under the Federal Lanham Act and conversion/receipt of stolen property, as well as a cause of action for "replevin" for return of stolen property.

Management and legal counsel for Hillman Group are still investigating this recent suit but are initially of the opinion that Hy-Ko’s claims are without merit and Hillman Group intends to vigorously defend the claims. Hillman Group is unable to estimate the possible loss or range of loss at this early stage in the case.

16.  Commitments and Contingencies:

The Company self-insures our product liability, automotive, and workers’ compensation losses up to $250 per occurrence. General liability losses are self-insured up to $500 per occurrence. Catastrophic coverage has been purchased from third party insurers for occurrences in excess of $250 up to $60,000. The two risk areas involving the most significant accounting estimates are workers’ compensation and automotive liability. Actuarial valuations performed by the Company’s third-party risk insurance expert were used by the Company’s management to form the basis for workers’ compensation and automotive liability loss reserves. The actuary contemplated the Company’s specific loss history, actual claims reported, and industry trends among statistical and other factors to estimate the range of reserves required. Risk insurance reserves are comprised of specific reserves for individual claims and additional amounts expected for development of these claims, as well as for incurred but not yet reported claims. The Company believes that the liability of approximately $2,488 recorded for such risk insurance reserves is adequate as of December 26, 2020.

As of December 26, 2020, the Company has provided certain vendors and insurers letters of credit aggregating $23,590 related to our product purchases and insurance coverage of product liability, workers’ compensation, and general liability.

The Company self-insures our group health claims up to an annual stop loss limit of $250 per participant. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves. Provisions for losses expected under these programs are recorded based on an analysis of historical insurance claim data and certain actuarial assumptions. The Company believes that the liability of approximately $2,609 recorded for such group health insurance reserves is adequate as of December 26, 2020.

The Company imports large quantities of fastener products which are subject to customs requirements and to tariffs and quotas set by governments through mutual agreements and bilateral actions. The Company could be subject to the assessment of additional duties and interest if it or its suppliers fail to comply with customs regulations or similar laws. The U.S. Department of Commerce (the “Department”) has received requests from petitioners to conduct administrative reviews of compliance with anti-dumping duty and countervailing duty laws for certain nails products sourced from Asian countries. The Company sourced products under review from vendors in China and Taiwan during the periods selected for review. The Company accrues for the duty expense once it is determined to be probable and the amount can be reasonably estimated. On March 16, 2018, the Department published updated results, which were finalized upon the completion of review of appeals in April 2018. Based on final results, our liability was reduced to $2,446. The Company recorded income of $3,829 in fiscal 2018, which is included in Cost of Sales on the Company’s Consolidated Statement of Comprehensive Loss. There were no related charges in fiscal 2019 nor in fiscal 2020.

On June 3, 2019, The Hillman Group, Inc. (“Hillman Group”) filed a complaint for patent infringement against KeyMe, LLC (“KeyMe”), a provider of self-service key duplication kiosks, in the United States District Court for the Eastern District of Texas (Marshall Division). The case was assigned Civil Action No. 2:19-cv-0209. Hillman Group’s complaint alleges that KeyMe’s self-named and “Locksmith in a Box” key duplication kiosks infringe U.S. Patent Nos. 8,979,446 and 9,914,179, which are assigned to Hillman Group, and seeks damages and injunctive relief against KeyMe. After the United States Patent and Trademark Office issued U.S. Patent No. 10,400,474 to Hillman Group on September 3, 2019, Hillman Group filed a motion the same day to amend its initial complaint to add the new patent to the litigation. The Texas court granted the motion on September 13, 2019. KeyMe filed two motions in the case on July 25, 2019, the first seeking to dismiss Hillman Group’s complaint under Rule 12(b)(3) of the Federal Rules of Civil Procedure for improper venue, or in the alternative, to move the case from Marshall, Texas to the Southern District of New York. KeyMe’s second motion seeks to transfer the venue of the case from Texas to New York under 28 U.S.C. § 1404. Subsequently, Hillman Group filed a motion on September 4, 2019 to disqualify KeyMe’s counsel Cooley LLP from the litigation due to Cooley’s concurrent and prior representation of Hillman Group and predecessor-in-interest MinuteKey Holdings, Inc (“MinuteKey”). Hillman Group served its initial infringement contentions for the patents-in-suit on KeyMe on September 6, 2019, and KeyMe served its initial invalidity and unenforceability contentions for the patents-in-suit on Hillman Group on November 15, 2019. The parties filed a joint claim construction statement with the Court on January 31, 2020, setting forth the disputed constructions of terms and phrases recited in the asserted claims of the patents-in-suit. On February 14, 2020, the Court granted Hillman Group’s motion to disqualify Cooley LLP, and denied KeyMe’s pending venue-related motion to dismiss and motion to transfer without prejudice to refiling. The case was stayed until March 30, 2020 to permit KeyMe to retain new legal counsel. The parties filed a joint status report on March 25, 2020, and on March 27, 2020, the Texas Court set a new case schedule with a trial in early December 2020. On April 14, 2020, KeyMe re-filed a single motion to dismiss for improper venue, or in the alternative, to transfer the case to the Southern District of New York. After an oral hearing held on September 30, 2020, the Texas Court denied KeyMe’s motion to dismiss on November 13, 2020.

The Texas Court conducted a claim construction hearing in Marshall, TX, on June 23, 2020 to construe various disputed claim terms of the three patents-in-suit, and issued a claim construction order on July 2, 2020. On August 31, 2020, KeyMe filed two motions for partial summary judgment on portions of the case, and also filed a motion objecting to portions of the testimony of one of Hillman Group’s technical expert witnesses. As of the date of this filing, those motions remain pending before the Texas Court.

On March 2, 2020, Hillman Group filed a second complaint for patent infringement against KeyMe in the same Texas Court, alleging that KeyMe’s key duplication kiosks infringe Hillman Group’s U.S. Patent No. 10,577,830. The case was assigned Civil Action No. 2:20-cv-0070. Hillman Group added a second patent to the case, U.S. Patent No. 10,628,813, upon that patent’s issuance on April 21, 2020. Upon issuance of U.S. Patent No. 10,737,336 to Hillman Group on August 10, 2020, Hillman Group moved for leave of Court to add that patent to the case; however, KeyMe opposed the motion.

KeyMe filed a motion to consolidate the two Texas patent cases involving KeyMe and Hillman Group on April 14, 2020. In addition, on April 30, 2020, KeyMe filed a substantially identical motion to dismiss the case for improper venue, or in the alternative, to transfer the case to the Southern District of New York. The Texas Court heard oral argument on the motion to consolidate, the motion to dismiss, and Hillman Group’s motion to add the ‘336 patent on September 30, 2020. On October 23, 2020, the Texas Court granted KeyMe’s motion to consolidate the two Texas cases, and granted Hillman Group’s motion to add the ‘336 patent. The Texas Court denied KeyMe’s motion to dismiss on November 13, 2020. On November 18, 2020, the Texas Court issued a new case schedule for the consolidated case, setting a trial date of April 5, 2021 for the six-patent case. The parties stipulated in November, 2020 that no new claim construction hearing would be held, and that selected constructions from the 2:19-cv-209 action that pertained to claims in the 2:20-cv-0070 action would govern. Fact discovery closed in the consolidated case on December 21, 2020, and expert discovery closed on January 22, 2021. The parties are preparing for a trial in April 2021.

On January 25, 2021, KeyMe filed a second summary judgement motion for a judgement of no willful infringement, and also filed another motion objecting to portions of the testimony of one of Hillman Group’s technical expert witnesses. As of the date of this filing, those motions remain pending before the Texas Court.

On September 9, 2020, the parties conducted a mediation before Ret. District Judge David Folsom of the U.S. District Court of the Eastern District of Texas. Though substantive discussion took place, no agreement on resolution of the litigation was reached.

On August 16, 2019, KeyMe filed a complaint for patent infringement against Hillman Group in the United States District Court for the District of Delaware. KeyMe alleges that Hillman Group’s KeyKrafter key duplication machines and MinuteKey self-service key duplication kiosks infringe KeyMe’s U.S. Patent No. 8,682,468 when those machines are used in conjunction with Hillman Group’s KeyHero system. KeyMe seeks damages and injunctive relief against Hillman Group. Hillman Group filed an answer to KeyMe’s complaint on October 23, 2019, and asserted counterclaims seeking declaratory judgments of invalidity and noninfringement of U.S. Patent No. 8,682,468. On May 4, 2020, the Delaware Court entered a scheduling order setting trial for November 2021. KeyMe served its initial infringement contentions on June 11, 2020, with Hillman Group serving its initial invalidity contentions on July 16, 2020. The Delaware Court held a claim construction hearing on November 24, 2020, and issued its claim construction order on January 25, 2021. Fact discovery closed in the Delaware case on January 28, 2021. KeyMe served its final infringement contentions on January 4, 2021; Hillman Group served its final invalidity contentions on January 18, 2021. Expert discovery is currently underway through April 8, 2021.

Management and legal counsel for the Company are of the opinion that KeyMe’s claim is without merit and the Company should prevail in defending the suit. The Company is unable to estimate the possible loss or range of loss at this early stage in the case.

In addition, legal proceedings are pending which are either in the ordinary course of business or incidental to the Company’s business. Those legal proceedings incidental to the business of the Company are generally not covered by insurance or other indemnity. In the opinion of the Company’s management, the ultimate resolution of the pending litigation matters will not have a material adverse effect on the consolidated financial position, operations, or cash flows of the Company.